COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of contingent liabilities [abstract]
Schedule of operating leases

Details of the main operating leases are as follows:

		As of	As of
		December 31,	December 31,
Lessor	Aircraft	2017	2016

ACS Aero 1 Alpha limited	Airbus A320	1	-
Aircraft 76B-26329 Inc.	Boeing 767	1	1
Aircraft 76B-27615 Inc.	Boeing 767	-	1
Aircraft 76B-28206 Inc.	Boeing 767	1	1
Aviación Centaurus, A.I.E.	Airbus A319	3	3
Aviación Centaurus, A.I.E.	Airbus A321	1	1
Aviación Real A.I.E.	Airbus A319	1	1
Aviación Real A.I.E.	Airbus A320	1	1
Aviación Tritón A.I.E.	Airbus A319	3	3
Avolon Aerospace AOE 19 Limited	Airbus A320	-	1
Avolon Aerospace AOE 20 Limited	Airbus A320	-	1
Avolon Aerospace AOE 6 Limited	Airbus A320	-	1
Avolon Aerospace AOE 62 Limited	Boeing 777	1	1
Avolon Aerospace AOE 100 Limited	Airbus A320	2	-
AWAS 5234 Trust	Airbus A320	1	1
Baker & Spice Aviation Limited	Airbus A320	1	1
Bank of America	Airbus A321	2	2
Bank of Utah	Boeing 787	2	-
CIT Aerospace International	Airbus A320	1	2
ECAF I 1215 DAC	Airbus A320	-	1
ECAF I 2838 DAC	Airbus A320	1	1
ECAF I 40589 DAC	Boeing 777	1	1
Eden Irish Aircr Leasing MSN 1459	Airbus A320	1	1
GECAS Sverige Aircraft Leasing Worldwide AB	Airbus A320	-	1
GFL Aircraft Leasing Netherlands B.V.	Airbus A320	-	1
IC Airlease One Limited	Airbus A321	1	1
JSA Aircraft 38484, LLC	Boeing 787	1	1
JSA Aircraft 7126, LLC	Airbus A320	1	1
JSA Aircraft 7128, LLC	Airbus A321	1	1
JSA Aircraft 7239, LLC	Airbus A321	1	1
JSA Aircraft 7298, LLC	Airbus A321	1	1
Macquarie Aerospace Finance 5125-2 Trust	Airbus A320	1	1
Macquarie Aerospace Finance 5178 Limited	Airbus A320	1	1

		As of	As of
		December 31,	December 31,
Lessor	Aircraft	2017	2016

Magix Airlease Limited	Airbus A320	-	1
MASL Sweden (8) AB	Airbus A320	-	1
Merlin Aviation Leasing (Ireland) 18 Limited	Airbus A320	1	1
Merlin Aviation Leasing (Ireland) 7 Limited	Airbus A320	1	-
NBB Cuckoo Co., Ltd	Airbus A321	1	1
NBB Grosbeak Co., Ltd	Airbus A321	1	1
NBB Redstart Co. Ltd	Airbus A321	1	1
NBB-6658 Lease Partnership	Airbus A321	1	1
NBB-6670 Lease Partnership	Airbus A321	1	1
Orix Aviation Systems Limited	Airbus A320	4	5
PAAL Aquila Company Limited	Airbus A321	2	2
PAAL Gemini Company Limited	Airbus A321	1	1
SASOF II (J) Aviation Ireland Limited	Airbus A319	-	1
Shenton Aircraft Leasing Limited	Airbus A320	1	1
Sky High XXIV Leasing Company Limited	Airbus A320	5	5
Sky High XXV Leasing Company Limited	Airbus A320	2	2
SMBC Aviation Capital Limited	Airbus A320	4	6
SMBC Aviation Capital Limited	Airbus A321	2	2
TC-CIT Aviation Ireland Limited	Airbus A320	-	1
Volito Aviation August 2007 AB	Airbus A320	2	2
Volito Aviation November 2006 AB	Airbus A320	2	2
Volito November 2006 AB	Airbus A320	2	2
Wells Fargo Bank North National Association	Airbus A319	2	3
Wells Fargo Bank North National Association	Airbus A320	-	2
Wells Fargo Bank Northwest National Association	Airbus A320	5	7
Wells Fargo Bank Northwest National Association	Airbus A350	2	2
Wells Fargo Bank Northwest National Association	Boeing 767	2	3
Wells Fargo Bank Northwest National Association	Boeing 777	4	6
Wells Fargo Bank Northwest National Association	Boeing 787	11	11
Wilmington Trust Company	Airbus A319	-	1
Total		93	111

Schedule of minimum future lease payments not yet payable

The minimum future lease payments not yet payable are the following:

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

No later than one year	462,205	533,319
Between one and five years	1,620,253	1,459,362
Over five years	1,498,064	1,262,509
Total	3,580,522	3,255,190

Schedule of minimum lease payments charged to income

The minimum operating lease payments charged to income are the following:

	For the period ended
	December 31,
	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Minimum operating lease payments	579,551	568,979	525,134
Total	579,551	568,979	525,134

Schedule of existing letters of credit related to operating leasing

At December 31, 2017 the Company has existing letters of credit related to operating leasing as follows:

			Value	Release
Creditor Guarantee	Debtor	Type	ThUS$	date
GE Capital Aviation Services Limited	Lan Cargo S.A.	One letter of credit	1,100	Nov 30, 2018
ACS Aero 1 Alpha Limited	LATAM Airlines Group S.A.	One letter of credit	3,255	Aug 31, 2018
Bank of America	LATAM Airlines Group S.A.	Three letter of credit	1,043	Jul 2, 2018
Bank of Utah	LATAM Airlines Group S.A.	One letter of credit	2,000	Mar 24, 2019
Engine Lease Finance Corporation	LATAM Airlines Group S.A.	One letter of credit	4,750	Oct 8, 2018
GE Capital Aviation Services Ltd.	LATAM Airlines Group S.A.	Six letter of credit	22,105	Apr 30, 2018
International Lease Finance Corp	LATAM Airlines Group S.A.	Three letter of credit	1,450	Aug 5, 2018
ORIX Aviation Systems Limited	LATAM Airlines Group S.A.	Two letter of credit	7,366	Dec 11, 2018
Wells Fargo Bank	LATAM Airlines Group S.A.	Nine letter of credit	15,160	Mar 2, 2018
CIT Aerospace International	Tam Linhas Aéreas S.A.	One letter of credit	6,000	Oct 25, 2018
Wells Fargo Bank North N.A.	Tam Linhas Aéreas S.A.	One letter of credit	5,500	Jul 15, 2018
			69,729

Schedule of letters of credit, certificates of deposits and warranty insurance policies

At December 31, 2017 the Company has existing letters of credit, certificates of deposits and warranty insurance policies as follows:

			Value	Release
Creditor Guarantee	Debtor	Type	ThUS$	date

Servicio Nacional de Aduana del Ecuador	Líneas Aéreas Nacionales del Ecuador S.A.	Three letter of credit	1,705	Aug 5, 2018
Corporación Peruana de Aeropuertos y Aviación Comercial	Lan Perú S.A.	Twenty five letter of credit	1,897	Jan 31, 2018
Lima Airport Partners S.R.L.	Lan Perú S.A.	Eighteen letter of credit	996	Apr 30, 2018
Superintendencia Nacional de Aduanas y de Administración Tributaria	Lan Perú S.A.	Ten letter of credit	80,000	Jan 21, 2018
Aena Aeropuertos S.A.	LATAM Airlines Group S.A.	Four letter of credit	2,809	Nov 15, 2018
American Alternative Insurance Corporation	LATAM Airlines Group S.A.	Six letter of credit	3,690	Apr 5, 2018
Comisión Europea	LATAM Airlines Group S.A.	One letter of credit	9,868	Jun 16, 2018
Deutsche Bank A.G.	LATAM Airlines Group S.A.	One letter of credit	15,000	Mar 31, 2018
Dirección General de Aeronáutica Civil	LATAM Airlines Group S.A.	Fifty three letter of credit	19,759	Feb 28, 2018
Empresa Pública de Hidrocarburos del Ecuador EP Petroecuador	LATAM Airlines Group S.A.	One letter of credit	5,500	Jun 18, 2018
Metropolitan Dade County	LATAM Airlines Group S.A.	Eight letter of credit	2,273	Mar 13, 2018
4ª Vara Mista de Bayeux	Tam Linhas Aéreas S.A.	One insurance policies guarantee	1,044	Mar 25, 2021
Conselho Administrativo de Conselhos Federais	Tam Linhas Aéreas S.A.	One insurance policies guarantee	12,703	May 19, 2020
Fundação de Proteão de Defesa do Consumidor Procon	Tam Linhas Aéreas S.A.	Two insurance policies guarantee	3,926	Apr 1, 2021
União Federal	Tam Linhas Aéreas S.A.	One insurance policies guarantee	6,604	Oct 20, 2021
União Federal -Fazenda Nacional	Tam Linhas Aéreas S.A.	One insurance policies guarantee	41,243	Jul 30, 2020
União Federal - Procuradoira - Gral da fazenda Nacional	Tam Linhas Aéreas S.A.	Four insurance policies guarantee	50,196	Jan 4, 2020
União Federal Vara Comarca de DF	Tam Linhas Aéreas S.A.	One insurance policies guarantee	1,551	Sep 28, 2021
União Federal Vara Comarca de SP	Tam Linhas Aéreas S.A.	One insurance policies guarantee	19,268	Feb 22, 2021
			280,032